Pensions and Other Post Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Pensions and Other Post Retirement Benefits
Schedule of changes in benefit obligations and plan assets

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2023	2022	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	6 155	8 303	519	672
Current service costs	165	263	12	19
Plan participants’ contributions	17	17	-	-
Benefits paid	(345)	(367)	(30)	(28)
Interest costs	305	246	26	20
Obligations disposed (note 16)	(122)	-	-	-
Foreign exchange	-	(2)	-	-
Settlements	9	10	-	-
Termination benefits	6	-
Actuarial remeasurement:
Experience loss (gain) arising on plan liabilities	6	(86)	3	3
Actuarial gain arising from changes in demographic assumptions	-	-	-	-
Actuarial gain arising from changes in financial assumptions	411	(2 229)	29	(167)
Benefit obligation at end of year	6 607	6 155	559	519

Change in plan assets
Fair value of plan assets at beginning of year	6 471	7 701	-	-
Employer contributions	(27)	61	-	-
Plan participants’ contributions	17	17	-	-
Benefits paid	(327)	(347)	-	-
Assets disposed (note 16)	(153)	-	-	-
Foreign exchange	1	(4)	-	-
Settlements	9	10	-	-
Administrative costs	(6)	(2)	-	-
Income on plan assets	320	225	-	-
Actuarial remeasurement:
Return on plan assets greater / (less) than discount rate	433	(1 190)	-	-
Fair value of plan assets at end of year	6 738	6 471	-	-

Change in Irrecoverable Surplus
Irrecoverable surplus at beginning of year	187	-	-	-
Interest on irrecoverable surplus	10	-	-	-
Change in irrecoverable surplus during the year	(197)	187	-	-
Irrecoverable surplus at end of year	-	187	-	-
Net surplus / (unfunded obligation) at end of year	131	129	(559)	(519)

The defined benefit asset (liability) is included as follows in the Consolidated Balance Sheet:

	December 31	December 31
($ millions)	2023	2022
Amounts charged to
Other assets (note 19)	207	212
Accounts payable and accrued liabilities	(37)	(38)
Other long-term liabilities (note 22)	(598)	(564)
	(428)	(390)

Schedule of defined benefit plan expenses

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2023	2022	2023	2022
Analysis of amount charged to earnings:
Current service costs	165	263	12	19
Interest (income) costs	(15)	21	26	20
Defined benefit plans expense	150	284	38	39
Defined contribution plans expense	56	95	-	-
Total benefit plans expense charged to earnings	206	379	38	39

Components of defined benefit costs recognized in Other Comprehensive Income:

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2023	2022	2023	2022

Actuarial loss (gain) arising from changes in experience	6	(86)	3	3
Actuarial loss (gain) arising from changes in financial assumptions	411	(2 229)	29	(167)
Actuarial gain arising from changes in demographic assumptions	-	-	-	-
Benefit Obligation loss (gain)	417	(2 315)	32	(164)
Return on plan assets (greater) / less than discount rate (excluding amounts included in net interest expense)	(433)	1 190	-	-
OCI disposed through divestiture	11	-	-	-
Effect of the asset ceiling	(197)	187	-	-
Plan assets (gain) / loss	(619)	1 377	-	-
Actuarial (gain) loss recognized in other comprehensive income	(202)	(938)	32	(164)

Schedule of weighted average actuarial assumptions

			Other
			Post-Retirement
	Pension Benefits		Benefits
	December 31	December 31	December 31	December 31
(%)	2023	2022	2023	2022
Discount rate	4.60	5.10	4.60	5.10
Rate of compensation increase	3.00	3.00	3.00	3.00

Summary of sensitivity analysis for actuarial assumptions

	Pension Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the aggregate service and interest costs	(17)	20
Effect on the benefit obligations	(767)	963

	Other
	Post-Retirement
	Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the benefit obligations	(58)	70
1% change in health care cost
Effect on the aggregate service and interest costs	1	(1)
Effect on the benefit obligations	22	(19)

Schedule of weighted average pension plan asset allocations based on market value

The company’s weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2023	2022
Equities	53	52
Fixed income	22	27
Plan assets, comprised of:
– Real Estate	25	21
Total	100	100